KEY MANAGEMENT COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2019
Key Management Compensation [Abstract]
Disclosure of detailed information about management compensation [Table Text Block]
For the year ended December 31,	2019	2018
	$	$
Salaries and director fees	832,566	830,698
Share-based payments	367,133	501,900

KEY MANAGEMENT COMPENSATION	1,199,699	1,332,598